SCOPE OF CONSOLIDATION - Acquisitions (Details) € in Millions, $ in Millions								12 Months Ended
	Dec. 21, 2017 USD ($)	Jun. 28, 2017 USD ($)	Jun. 21, 2017 USD ($)	Jun. 21, 2017 EUR (€)	May 18, 2017 USD ($)	Jan. 18, 2017 USD ($)	Dec. 21, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 21, 2017 EUR (€)	Jun. 28, 2017 EUR (€)	Jun. 21, 2017 EUR (€)	May 18, 2017 EUR (€)	Jan. 18, 2017 EUR (€)	Dec. 21, 2016 EUR (€)
Disclosure of detailed information about business combination [line items]
Cash acquired from acquisition								$ 617	$ 63	$ 0
Capital commitments								878	466
Cash flows used in obtaining control of subsidiaries or other businesses								$ (16)	$ (7)	$ 0
AM Investco Italy S.r.l.
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary		85.00%
Proportion of ownership interests held by non-controlling interests		15.00%
Electro-Re S.A.
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	$ 290										€ 246
Cash acquired in excess of payments to acquire business	35
Cash acquired from acquisition	$ 325
Ilva S.p.A.
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value		$ 2,160										€ 1,800
Consideration transferred, annual installments payable		$ 216										180
Annual installments payable, term (in years)		2 years
Capital commitments		$ 1,600										1,300
Capital commitments, period		7 years
Environmental capital expenditure commitments		$ 1,000										800
Environmental remediation commitments		$ 345										€ 288
ArcelorMittal Bekaert Sumaré Ltda.
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value			$ 63										€ 56
Cash acquired from acquisition			$ 14
Percentage of voting equity interests acquired			55.50%										55.50%
Cash transferred			$ 49
Cash flows used in obtaining control of subsidiaries or other businesses			58	€ 52
Consideration payable			$ 5										€ 4
Crédit Agricole Reinsurance S.A.
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value					$ 208									€ 186
Cash acquired in excess of payments to acquire business					20
Cash acquired from acquisition					$ 228
Artzare S.A.
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value						$ 45									€ 43
Cash acquired in excess of payments to acquire business						5
Cash acquired from acquisition						$ 50
SCEM Reinsurance S.A.
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value							$ 56									€ 54
Cash acquired in excess of payments to acquire business							7
Cash acquired from acquisition							$ 63